Investment Objectives and Goals - Schwab Global Real Estate Fund	Feb. 29, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Global Real Estate Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks capital growth and income consistent with prudent investment management.